SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	1 Months Ended			3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021	Jan. 01, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Insurance coverage limit		$ 250,000			$ 250,000					$ 250,000
Intangibles impairment charge				$ 27,764,000		$ 0	$ 27,764,000	$ 0	$ 31,700,000	$ 31,700,000	$ 0	$ 0
Impairment of intangible assets											0
Number of reporting units | item										1
Goodwill		$ 13,064,000		$ 0	$ 13,064,000		0		$ 13,100,000	$ 13,064,000	13,064,000
Goodwill impairment							$ 13,064,000			$ 0	$ 0
License agreement, royalty rate		2.00%		2.00%	2.00%		2.00%			2.00%
Index rate, high-yield		0.080			0.080	0.066		0.066	0.075	0.080	0.084		0.074
Right-of-use asset		$ 123,300		$ 41,700	$ 123,300		$ 41,700			$ 123,300
Lease liability		$ 124,000			$ 124,000					$ 124,000
Dividend yield										0.00%
License and related revenue				$ 0		$ 2,234,000	$ 0	$ 6,544,000		$ 26,544,000	$ 11,236,000	$ 0
Discount Rate
Property, Plant and Equipment [Line Items]
Weighted-average cost of capital		9.30%			9.30%	6.80%		6.80%	8.60%	9.30%	8.80%		7.80%
Minimum
Property, Plant and Equipment [Line Items]
Probability of achieving clinical and regulatory milestones		45.00%			45.00%					45.00%
Maximum
Property, Plant and Equipment [Line Items]
Probability of achieving clinical and regulatory milestones		55.00%			55.00%					55.00%
Cumulative Effect, Period of Adoption, Adjustment
Property, Plant and Equipment [Line Items]
Right-of-use asset														$ 200,000
Lease liability														$ 200,000
Roche | Subsequent Event
Property, Plant and Equipment [Line Items]
Proceeds from milestone achieved	$ 20,000,000
Performance-Based Awards
Property, Plant and Equipment [Line Items]
Award vesting period										4 years
Expected term										10 years
Licensing Agreements | Roche
Property, Plant and Equipment [Line Items]
Milestone payment		$ 20,000,000
Milestone payment term		30 days
Vicinium | United States | IPR&D intangible assets:
Property, Plant and Equipment [Line Items]
Intangibles impairment charge										$ 31,700,000
EBI-031 | Roche
Property, Plant and Equipment [Line Items]
License and related revenue			$ 20,000,000		$ 20,000,000
Proceeds from milestone achieved	20,000,000
EBI-031 | Roche | Subsequent Event
Property, Plant and Equipment [Line Items]
Proceeds from milestone achieved	$ 20,000,000
EBI-031 | Roche | Minimum
Property, Plant and Equipment [Line Items]
License agreement, royalty rate		7.50%		7.50%	7.50%		7.50%			7.50%
EBI-031 | Roche | Maximum
Property, Plant and Equipment [Line Items]
License agreement, royalty rate		15.00%		15.00%	15.00%		15.00%			15.00%
Lab equipment
Property, Plant and Equipment [Line Items]
Estimated useful life										5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life										4 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life										3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life										5 years